MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS
MAJOR CUSTOMERS

20. MAJOR CUSTOMERS

        Details of customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31
	2009	2010	2011
	$	$	$
Company A	122,904,506	164,522,394	—
Company B	151,342,770	96,025,973	3,889,450
Company C	3,409,460	12,858,411	—
Company D	4,436,180	—	—

        The accounts receivable from the three customers with the largest receivable balances represents 10%, 9% and 8% of the balance of the account at December 31, 2010, and 10%, 8% and 6% of the balance of the account at December 31, 2011, respectively.